UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06367

                    Gabelli Equity Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Equity Income Fund

First Quarter Report — December 31, 2018

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli Equity Income Fund decreased 13.1% compared with a decrease of 13.5% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Average Annual Returns through December 31, 2018 (a)(b) (Unaudited)						Since Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(01/02/92)
Class AAA (GABEX)	(13.11)%	(11.00)%	2.97%	10.06%	6.70%	9.20%
S&P 500 Index	(13.52)	(4.38)	8.49	13.12	7.77	9.06	(c)
Nasdaq Composite Index	(17.28)	(2.80)	11.05	16.85	9.56	10.23	(c)
Lipper Equity Income Fund Average	(10.78)	(6.61)	5.96	10.98	6.76	8.05
Class A (GCAEX)	(13.14)	(11.02)	2.96	10.02	6.70	9.20
With sales charge (d)	(18.13)	(16.13)	1.75	9.37	6.28	8.96
Class C (GCCEX)	(13.32)	(11.69)	2.20	9.23	5.91	8.75
With contingent deferred sales charge (e)	(14.19)	(12.57)	2.20	9.23	5.91	8.75
Class I (GCIEX)	(13.08)	(10.76)	3.23	10.23	6.91	9.32

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I Shares are 1.41%, 1.41%, 2.16%, and 1.16%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Nasdaq Composite Index is an unmanaged indicator of stock market performance. The Lipper Equity Income Fund Average includes the 30 largest equity funds in this category tracked by Lipper, Inc. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	S&P 500 Index and Nasdaq Composite Index since inception performance figures are as of December 31, 1991.
(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(e)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Equity Income Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 99.2%
	Aerospace — 2.2%
60,000	Aerojet Rocketdyne Holdings Inc.†	$2,113,800
2,000	Lockheed Martin Corp.	523,680
10,000	Raytheon Co.	1,533,500
52,000	Rockwell Automation Inc.	7,824,960
700,000	Rolls-Royce Holdings plc†	7,405,425
35,880,000	Rolls-Royce Holdings plc, Cl. C†(a)	45,733

		19,447,098

	Agriculture — 0.5%
90,000	Archer-Daniels-Midland Co.	3,687,300
12,000	The Mosaic Co.	350,520

		4,037,820

	Automotive — 0.7%
165,000	Navistar International Corp.†	4,281,750
30,000	PACCAR Inc.	1,714,200

		5,995,950

	Automotive: Parts and Accessories — 3.3%
148,000	Dana Inc.	2,017,240
10,500	Garrett Motion Inc.†	129,570
270,000	Genuine Parts Co.	25,925,400
300	O’Reilly Automotive Inc.†	103,299
15,000	Tenneco Inc., Cl. A	410,850

		28,586,359

	Aviation: Parts and Services — 0.4%
29,000	United Technologies Corp.	3,087,920

	Broadcasting — 2.3%
347,000	CBS Corp., Cl. A, Voting	15,215,950
65,575	Liberty Global plc, Cl. A†	1,399,371
140,000	Liberty Global plc, Cl. C†	2,889,600
36,000	MSG Networks Inc., Cl. A†	848,160

		20,353,081

	Building and Construction — 1.4%
12,333	Arcosa Inc.†	341,501
164,000	Fortune Brands Home & Security Inc.	6,230,360
45,800	Herc Holdings Inc.†	1,190,342
160,000	Johnson Controls International plc	4,744,000

		12,506,203

	Business Services — 3.2%
33,000	Automatic Data Processing Inc.	4,326,960
90,000	Mastercard Inc., Cl. A	16,978,500
2,400	MSC Industrial Direct Co. Inc., Cl. A	184,608
40,000	Pentair plc	1,511,200
27,500	S&P Global Inc.	4,673,350
4,000	Vectrus Inc.†	86,320

		27,760,938

Shares		Market Value

	Cable and Satellite — 0.6%
10,000	AMC Networks Inc., Cl. A†	$548,800
165,000	DISH Network Corp., Cl. A†	4,120,050
16,000	EchoStar Corp., Cl. A†	587,520

		5,256,370

	Communications Equipment — 0.2%
62,000	Corning Inc.	1,873,020

	Computer Hardware — 0.9%
17,500	Apple Inc.	2,760,450
45,000	International Business Machines Corp.	5,115,150

		7,875,600

	Computer Software and Services — 1.7%
68,000	Fidelity National Information Services Inc.	6,973,400
200,000	Hewlett Packard Enterprise Co.	2,642,000
48,000	Microsoft Corp.	4,875,360

		14,490,760

	Consumer Products — 5.4%
44,000	Altria Group Inc.	2,173,160
58,000	Edgewell Personal Care Co.†	2,166,300
26,000	Energizer Holdings Inc.	1,173,900
27,000	Essity AB, Cl. A	664,113
2,000	National Presto Industries Inc.	233,840
48,000	Philip Morris International Inc.	3,204,480
66,000	Reckitt Benckiser Group plc	5,058,351
730,000	Swedish Match AB	28,753,744
75,000	Unilever NV	4,035,000

		47,462,888

	Consumer Services — 0.1%
3,000	Allegion plc	239,130
30,000	Rollins Inc.	1,083,000

		1,322,130

	Diversified Industrial — 4.4%
80,000	Crane Co.	5,774,400
70,000	Eaton Corp. plc	4,806,200
86,000	General Electric Co.	651,020
40,000	Honeywell International Inc.	5,284,800
50,000	ITT Inc.	2,413,500
50,000	Jardine Matheson Holdings Ltd.	3,479,000
178,000	Jardine Strategic Holdings Ltd.	6,534,380
38,000	nVent Electric plc	853,480
120,000	Textron Inc.	5,518,800
300,000	Toray Industries Inc.	2,113,042
37,000	Trinity Industries Inc.	761,830

		38,190,452

	Electronics — 1.3%
15,833	Resideo Technologies Inc.†	325,368
35,000	Sony Corp.	1,700,743
82,000	Sony Corp., ADR	3,958,960

See accompanying notes to schedule of investments.

2

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Electronics (Continued)
60,000	TE Connectivity Ltd.	$4,537,800
10,000	Texas Instruments Inc.	945,000

		11,467,871

	Energy and Utilities: Electric — 0.5%
1,000	American Electric Power Co. Inc.	74,740
6,000	Avangrid Inc.	300,540
45,000	El Paso Electric Co.	2,255,850
45,000	Korea Electric Power Corp., ADR	663,750
200,000	Texas Competitive Electric Holdings Co. LLC, Escrow†(a)	0
100,000	The AES Corp.	1,446,000

		4,740,880

	Energy and Utilities: Integrated — 0.9%
168,000	Energy Transfer LP	2,219,280
29,000	Eni SpA	456,802
6,500	Iberdrola SA, ADR	208,553
62,000	OGE Energy Corp.	2,429,780
59,000	PNM Resources Inc.	2,424,310

		7,738,725

	Energy and Utilities: Natural Gas — 1.8%
1,200	Atmos Energy Corp.	111,264
171,000	National Fuel Gas Co.	8,751,780
14,000	ONE Gas Inc.	1,114,400
91,000	ONEOK Inc.	4,909,450
12,000	Southwest Gas Holdings Inc.	918,000

		15,804,894

	Energy and Utilities: Oil — 3.6%
116,000	Anadarko Petroleum Corp.	5,085,440
100,000	Chevron Corp.	10,879,000
15,000	ConocoPhillips	935,250
39,000	Devon Energy Corp.	879,060
30,000	Exxon Mobil Corp.	2,045,700
90,000	Hess Corp.	3,645,000
21,000	Marathon Petroleum Corp.	1,239,210
32,000	Occidental Petroleum Corp.	1,964,160
75,000	Royal Dutch Shell plc, Cl. A, ADR	4,370,250
17,000	TOTAL SA, ADR	887,060

		31,930,130

	Energy and Utilities: Services — 1.1%
340,000	Halliburton Co.	9,037,200
54,000	Oceaneering International Inc.†	653,400
10,000	Schlumberger Ltd.	360,800

		10,051,400

	Energy and Utilities: Water — 0.2%
14,000	Aqua America Inc.	478,660

Shares		Market Value

70,000	Severn Trent plc	$1,619,825

		2,098,485

	Entertainment — 1.5%
50,000	Grupo Televisa SAB, ADR	629,000
12,000	The Madison Square Garden Co., Cl. A†	3,212,400
40,000	Twenty-First Century Fox Inc., Cl. B	1,911,200
260,000	Viacom Inc., Cl. A	7,230,600

		12,983,200

	Environmental Services — 1.0%
47,000	Republic Services Inc.	3,388,230
56,000	Waste Management Inc.	4,983,440

		8,371,670

	Equipment and Supplies — 2.4%
26,000	A.O. Smith Corp.	1,110,200
16,346	Danaher Corp.	1,685,599
179,000	Flowserve Corp.	6,805,580
60,000	Graco Inc.	2,511,000
11,000	Ingersoll-Rand plc	1,003,530
22,000	Minerals Technologies Inc.	1,129,480
174,000	Mueller Industries Inc.	4,064,640
16,000	Parker-Hannifin Corp.	2,386,240
15,000	Tenaris SA, ADR	319,800

		21,016,069

	Financial Services — 16.6%
6,300	Alleghany Corp.	3,926,916
28,000	AllianceBernstein Holding LP	764,960
70,000	American Express Co.(b)	6,672,400
36,000	American International Group Inc.	1,418,760
20,500	Argo Group International Holdings Ltd.	1,378,625
5,195	Banco Santander Chile, ADR	155,331
9,393	Banco Santander SA, ADR	42,081
210,000	Bank of America Corp.	5,174,400
13,056	BNP Paribas SA	590,503
37,000	Eaton Vance Corp.	1,301,660
36,000	Federated Investors Inc., Cl. B	955,800
34,000	Fidelity Southern Corp.	884,680
38,000	H&R Block Inc.	964,060
50,000	Interactive Brokers Group Inc., Cl. A	2,732,500
15,000	Jefferies Financial Group Inc.	260,400
25,000	JPMorgan Chase & Co.	2,440,500
68,000	Julius Baer Group Ltd.†	2,422,098
80,000	Kinnevik AB, Cl. A	1,904,558
120,000	Legg Mason Inc.	3,061,200
100,000	Loews Corp.	4,552,000
100,000	M&T Bank Corp.	14,313,000
98,000	Marsh & McLennan Cos. Inc.	7,815,500
167,000	Morgan Stanley	6,621,550
150,000	Navient Corp.	1,321,500
40,000	Och-Ziff Capital Management Group LLC, Cl. A	36,800

See accompanying notes to schedule of investments.

3

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
38,000	Oritani Financial Corp.	$560,500
10,000	Popular Inc.	472,200
200,000	SLM Corp.†	1,662,000
138,000	State Street Corp.	8,703,660
275,000	Sterling Bancorp	4,540,250
12,000	SunTrust Banks Inc.	605,280
8,000	T. Rowe Price Group Inc.	738,560
80,000	TD Ameritrade Holding Corp.	3,916,800
500,000	The Bank of New York Mellon Corp.	23,535,000
18,500	The Goldman Sachs Group Inc.	3,090,425
68,000	The Hartford Financial Services Group Inc.	3,022,600
100,000	The PNC Financial Services Group Inc.	11,691,000
10,000	The Travelers Companies Inc.	1,197,500
55,000	Waddell & Reed Financial Inc., Cl. A	994,400
180,000	Wells Fargo & Co.	8,294,400

		144,736,357

	Food and Beverage — 18.0%
2,000	Ajinomoto Co. Inc.	35,710
1,000	Anheuser-Busch InBev SA/NV	66,110
348,000	Brown-Forman Corp., Cl. A	16,502,160
9,000	Brown-Forman Corp., Cl. B	428,220
148,500	Campbell Soup Co.	4,899,015
80,000	Coca-Cola Amatil Ltd., ADR	454,400
20,000	Coca-Cola European Partners plc.	917,000
13,500	Coca-Cola Femsa SAB de CV, ADR	821,340
7,500	Constellation Brands Inc., Cl. A	1,206,150
82,000	Danone SA	5,778,962
840,000	Davide Campari-Milano SpA	7,107,552
87,000	Diageo plc, ADR	12,336,600
110,000	Fomento Economico Mexicano SAB de CV, ADR	9,465,500
200,000	General Mills Inc.	7,788,000
2,200,000	Grupo Bimbo SAB de CV, Cl. A	4,388,413
135,000	Heineken NV	11,941,017
180,000	ITO EN Ltd.	8,088,135
35,500	Kellogg Co.	2,023,855
2,000	McCormick & Co. Inc., Cl. V	277,620
23,000	McCormick & Co. Inc., Non-Voting	3,202,520
420,000	Mondelēz International Inc., Cl. A	16,812,600
60,000	Nestlé SA	4,871,299
95,000	Nissin Foods Holdings Co. Ltd.	5,980,566
72,000	PepsiCo Inc.	7,954,560
45,000	Pernod Ricard SA	7,388,375
59,000	Remy Cointreau SA	6,688,951
36,000	Sapporo Holdings Ltd.	753,141
30,000	The Coca-Cola Co.	1,420,500
1,000	The Hershey Co.	107,180
65,000	The Kraft Heinz Co.	2,797,600
37,000	Tootsie Roll Industries Inc.	1,235,800
2,000	Tyson Foods Inc., Cl. A	106,800

Shares		Market Value

50,000	Yakult Honsha Co. Ltd.	$3,521,737

		157,367,388

	Health Care — 6.8%
10,000	Abbott Laboratories	723,300
6,000	AbbVie Inc.	553,140
4,000	Allergan plc	534,640
78,000	Baxter International Inc.	5,133,960
7,300	Bio-Rad Laboratories Inc., Cl. A†	1,695,206
289,000	Bristol-Myers Squibb Co.	15,022,220
28,000	Eli Lilly & Co.	3,240,160
11,000	GlaxoSmithKline plc, ADR	420,310
40,000	Henry Schein Inc.†	3,140,800
40,000	Johnson & Johnson	5,162,000
100,500	Merck & Co. Inc.	7,679,205
45,000	Novartis AG, ADR	3,861,450
70,000	Pfizer Inc.	3,055,500
45,000	Roche Holding AG, ADR	1,398,600
74,000	William Demant Holding A/S†	2,099,685
45,000	Wright Medical Group NV†	1,224,900
26,500	Zimmer Biomet Holdings Inc.	2,748,580
20,000	Zoetis Inc.	1,710,800

		59,404,456

	Hotels and Gaming — 0.6%
7,500	Las Vegas Sands Corp.	390,375
75,000	MGM Resorts International	1,819,500
35,000	Ryman Hospitality Properties Inc., REIT	2,334,150
3,000	Wynn Resorts Ltd.	296,730

		4,840,755

	Industrials — 0.1%
30,000	Arconic Inc.	505,800

	Machinery — 1.7%
6,000	Caterpillar Inc.	762,420
79,000	Deere & Co.	11,784,430
35,000	Xylem Inc.	2,335,200

		14,882,050

	Metals and Mining — 0.8%
200,000	Freeport-McMoRan Inc.	2,062,000
150,000	Newmont Mining Corp.	5,197,500

		7,259,500

	Paper and Forest Products — 0.7%
7,000	International Paper Co.	282,520
25,000	Svenska Cellulosa AB, Cl. A	201,682
250,000	Weyerhaeuser Co., REIT	5,465,000

		5,949,202

	Publishing — 0.0%
3,000	Value Line Inc.	78,030

See accompanying notes to schedule of investments.

4

The Gabelli Equity Income Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Real Estate — 0.0%
9,000	Griffin Industrial Realty Inc.	$287,100

	Retail — 5.5%
16,000	Cie Financiere Richemont SA	1,025,537
49,000	Copart Inc.†	2,341,220
30,500	Costco Wholesale Corp.	6,213,155
135,000	CVS Health Corp.	8,845,200
98,000	Ingles Markets Inc., Cl. A.	2,667,560
95,000	J.C. Penney Co. Inc.†	98,800
210,000	Macy’s Inc.	6,253,800
84,000	Seven & i Holdings Co. Ltd.	3,665,636
61,000	The Home Depot Inc.	10,481,020
10,000	Tractor Supply Co.	834,400
78,000	Walgreens Boots Alliance Inc.	5,329,740
2,000	Walmart Inc.	186,300
10,000	Weis Markets Inc.	477,800

		48,420,168

	Specialty Chemicals — 0.8%
10,500	Albemarle Corp.	809,235
3,000	Ashland Global Holdings Inc.	212,880
70,000	Ferro Corp.†	1,097,600
8,000	FMC Corp.	591,680
46,000	H.B. Fuller Co.	1,962,820
3,500	International Flavors & Fragrances Inc.	469,945
2,400	NewMarket Corp.	989,016
1,000	Quaker Chemical Corp.	177,710
19,000	The Chemours Co.	536,180

		6,847,066

	Telecommunications — 4.2%
2,000	AT&T Inc.	57,080
218,000	BCE Inc.	8,617,540
20,000	BT Group plc, ADR	304,000
220,000	Deutsche Telekom AG, ADR	3,735,600
33,000	Loral Space & Communications Inc.†	1,229,250
16,000	Orange SA, ADR	259,040
13,000	Proximus SA	351,814
24,500	Telefonica SA, ADR	207,270
191,000	Telephone & Data Systems Inc.	6,215,140

Shares		Market Value

47,000	TELUS Corp.	$1,557,580
250,000	Verizon Communications Inc.	14,055,000

		36,589,314

	Transportation — 1.0%
127,500	GATX Corp.	9,028,275

	Wireless Communications — 0.8%
6,000	Millicom International Cellular SA	381,960
33,000	Millicom International Cellular SA, SDR	2,090,670
200,000	NTT DoCoMo Inc.	4,511,655
20,000	Turkcell Iletisim Hizmetleri A/S, ADR	112,400
3,000	Vodafone Group plc, ADR	57,840

		7,154,525

	TOTAL COMMON STOCKS	867,799,899

	CLOSED-END FUNDS — 0.7%
105,000	Altaba Inc.†	6,083,700

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	Telecommunications — 0.1%
20,000	Cincinnati Bell Inc., 6.750%, Ser. B	566,600

	WARRANTS — 0.0%
	Retail — 0.0%
105	Sears Holdings Corp., expire 12/15/19†	3

	TOTAL INVESTMENTS — 100.0%
	(Cost $424,273,505)	$874,450,202

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Securities, or a portion thereof, with a value of $2,383,000 were deposited with Pershing LLC.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

5

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

6

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Observable Inputs	Total Market Value at 12/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$19,401,365	—	$45,733	$ 19,447,098
Energy and Utilities: Electric	4,740,880	—	0	4,740,880
Other Industries (a)	843,611,921	—	—	843,611,921
Total Common Stocks	867,754,166	—	45,733	867,799,899
Closed-End Funds	6,083,700	—	—	6,083,700
Convertible Preferred Stocks (a)	566,600	—	—	566,600
Warrants (a)	3	—	—	3
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$874,404,469	—	$45,733	$874,450,202

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

7

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of call options, the Fund pays a premium for the right to buy the underlying security at a specified price. The seller of the call has the obligation to sell the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a loss upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a gain upon sale or at expiration date, but only to the extent of the premium paid.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater

8

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2018, the Fund held no option positions.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At December 31, 2018, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

9

The Gabelli Equity Income Fund

Notes to Schedule of Investments (Unaudited) (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

10

GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI EQUITY INCOME FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman, Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB444Q418QR

The Gabelli Small Cap Growth Fund

First Quarter Report — December 31, 2018

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) per Class AAA Share of The Gabelli Small Cap Growth Fund decreased 17.6% compared with a decrease of 20.2% for the Russell 2000 Index. Other classes of shares are available. See below for performance information for all classes of shares.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Average Annual Returns through December 31, 2018 (a)(b) (Unaudited)						Since Inception (10/22/91)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABSX)	(17.58)%	(15.32)%	3.31%	11.68%	8.57%	11.65%
Russell 2000 Index	(20.20)	(11.01)	4.41	11.97	7.50	9.11
Class A (GCASX)	(17.57)	(15.31)	3.31	11.67	8.57	11.65
With sales charge (c)	(22.31)	(20.18)	2.10	11.01	8.14	11.41
Class C (GCCSX)	(17.74)	(15.95)	2.54	10.84	7.76	11.19
With contingent deferred sales charge (d)	(18.56)	(16.79)	2.54	10.84	7.76	11.19
Class I (GACIX)	(17.53)	(15.10)	3.57	11.96	8.77	11.76

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I, Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A Shares, and Class C Shares is 5.75%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, the Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses associated with this class of shares. Investing in small capitalization securities involves special risks because these securities may trade less frequently and experience more abrupt price movements than large capitalization securities. The Russell 2000 Index is an unmanaged indicator which measures the performance of the small cap segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	The Fund’s fiscal year ends September 30.
(c)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(d)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Small Cap Growth Fund

Schedule of Investments — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS — 99.6%
	Aerospace — 1.5%
1,250,000	Aerojet Rocketdyne Holdings Inc.†	$ 44,037,500
20,000	Embraer SA, ADR	442,600
40,000	Innovative Solutions & Support Inc.†	88,200

		44,568,300

	Agriculture — 0.0%
12,000	Cadiz Inc.†	123,600

	Automotive — 1.2%
1,316,000	Navistar International Corp.†	34,150,200
15,000	PACCAR Inc.	857,100

		35,007,300

	Automotive: Parts and Accessories — 4.7%
5,000	Adient plc	75,300
236,000	BorgWarner Inc.	8,198,640
1,270,000	Brembo SpA	12,943,148
88,022	China Automotive Systems Inc.†	214,774
280,000	Cooper Tire & Rubber Co.	9,052,400
1,185,000	Dana Inc.	16,151,550
20,000	Garrett Motion Inc.†	246,800
1,600	Lear Corp.	196,576
700,000	Modine Manufacturing Co.†	7,567,000
22,000	Monro Muffler Brake Inc.	1,512,500
139,000	O’Reilly Automotive Inc.†	47,861,870
45,000	Puradyn Filter Technologies Inc.†	2,655
185,000	SORL Auto Parts Inc.†	347,800
85,375	Spartan Motors Inc.	617,261
200,000	Standard Motor Products Inc.	9,686,000
208,000	Strattec Security Corp.(a)	5,990,400
375,000	Superior Industries International Inc.	1,803,750
455,000	Tenneco Inc., Cl. A	12,462,450
24,000	Thor Industries Inc.	1,248,000
158,000	Uni-Select Inc.	2,246,396
10,500	Visteon Corp.†	632,940

		139,058,210

	Aviation: Parts and Services — 4.3%
25,000	AAR Corp.	933,500
9,500	Astronics Corp.†	289,275
22,700	Astronics Corp., Cl. B†	690,307
9,300,000	BBA Aviation plc	25,864,943
355,000	Curtiss-Wright Corp.	36,252,600
44,000	Ducommun Inc.†	1,598,080
870,000	Kaman Corp.	48,798,300
90,000	Moog Inc., Cl. A	6,973,200
16,500	Moog Inc., Cl. B	1,273,057
66,000	Woodward Inc.	4,903,140

		127,576,402

	Broadcasting — 1.7%
341,500	Beasley Broadcast Group Inc., Cl. A	1,280,625
10,000	Cogeco Communications Inc.	481,834
23,300	Cogeco Inc.	993,988

		Market
Shares		Value
200,000	Corus Entertainment Inc., Cl. B	$ 697,334
25,000	Gray Television Inc.†	368,500
72,000	Gray Television Inc., Cl. A†	963,000
1,100,000	ITV plc	1,750,472
20,000	Liberty Broadband Corp., Cl. A†	1,436,200
48,000	Liberty Broadband Corp., Cl. C†	3,457,440
20,000	Liberty Media Corp.-Liberty Formula One, Cl. A†	594,400
40,000	Liberty Media Corp.-Liberty Formula One, Cl. C†	1,228,000
74,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	2,723,200
74,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	2,736,520
360,000	MSG Networks Inc., Cl. A†	8,481,600
90,000	Nexstar Media Group Inc., Cl. A	7,077,600
212,000	Pandora Media Inc.†	1,715,080
500,030	Salem Media Group Inc.	1,045,063
169,000	Sinclair Broadcast Group Inc., Cl. A	4,451,460
450,000	Sirius XM Holdings Inc.	2,569,500
115,000	Tribune Media Co., Cl. A	5,218,700

		49,270,516

	Building and Construction — 3.5%
86,666	Arcosa Inc.†	2,399,781
193,000	Armstrong Flooring Inc.†	2,285,120
55,000	Beazer Homes USA Inc.†	521,400
280,000	D.R. Horton Inc.	9,704,800
52,000	Gibraltar Industries Inc.†	1,850,680
472,906	Herc Holdings Inc.†	12,290,827
670,000	Hovnanian Enterprises Inc., Cl. A†	458,213
5,000	JELD-WEN Holding Inc.†	71,050
135,000	Johnson Controls International plc	4,002,750
200,000	KB Home	3,820,000
490,800	Lennar Corp., Cl. B	15,376,764
600,000	Louisiana-Pacific Corp.	13,332,000
136,080	MDC Holdings Inc.	3,825,209
150,000	Meritage Homes Corp.†	5,508,000
2,700	NVR Inc.†	6,579,873
335,000	PulteGroup Inc.	8,706,650
65,000	Titan Machinery Inc.†	854,750
370,000	Toll Brothers Inc.	12,184,100

		103,771,967

	Business Services — 4.5%
36,000	ACCO Brands Corp.	244,080
695,012	Clear Channel Outdoor Holdings Inc., Cl. A	3,607,112
590,000	Diebold Nixdorf Inc.	1,469,100
95,000	GP Strategies Corp.†	1,197,950
25,000	GSE Systems Inc.†	52,500
1,486,000	Internap Corp.†(a)	6,166,900
838,000	Live Nation Entertainment Inc.†	41,271,500
180,000	Loomis AB, Cl. B	5,808,450
208,000	Macquarie Infrastructure Corp.	7,604,480
94,000	McGrath RentCorp	4,839,120

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
85,000	Scientific Games Corp.†	$ 1,519,800
20,000	Sealed Air Corp.	696,800
16,000	Sequential Brands Group Inc.†	12,802
115,000	Sohgo Security Services Co. Ltd.	5,393,002
17,000	Stamps.com Inc.†	2,645,880
345,000	Team Inc.†	5,054,250
33,000	The Brink’s Co.	2,133,450
1,820,000	The Interpublic Group of Companies Inc.	37,546,600
33,050	TransAct Technologies Inc.	296,789
113,500	Trans-Lux Corp.†(a)	52,210
47,000	United Rentals Inc.†	4,818,910
14,444	Vectrus Inc.†	311,701

		132,743,386

	Cable — 1.3%
167,000	AMC Networks Inc., Cl. A†	9,164,960
1,600	Cable One Inc.	1,312,160
50,000	DISH Network Corp., Cl. A†	1,248,500
36,000	EchoStar Corp., Cl. A†	1,321,920
297,990	Liberty Global plc, Cl. A†	6,359,107
734,391	Liberty Global plc, Cl. C†	15,157,830
340,000	WideOpenWest Inc.†	2,424,200

		36,988,677

	Communications Equipment — 0.1%
263,016	Communications Systems Inc.	533,922
50,000	Fortinet Inc.†	3,521,500

		4,055,422

	Computer Software and Services — 2.5%
50,000	3D Systems Corp.†	508,500
146,000	Activision Blizzard Inc.	6,799,220
685,016	Alithya Group Inc., Cl. A†	1,623,488
125,000	Avid Technology Inc.†	593,750
160,000	comScore Inc.†	2,308,800
40,000	InterXion Holding NV†	2,166,400
20,000	Mercury Systems Inc.†	945,800
20,000	MKS Instruments Inc.	1,292,200
165,000	NCR Corp.†	3,808,200
3,996	NetScout Systems Inc.†	94,425
12,000	Rocket Internet SE†	277,455
100,000	Rockwell Automation Inc.	15,048,000
10,000	SecureWorks Corp., Cl. A†	168,900
138,000	Stratasys Ltd.†	2,485,380
196,000	Tyler Technologies Inc.†	36,420,720

		74,541,238

	Consumer Products — 1.9%
260,000	1-800-FLOWERS.COM Inc., Cl. A†	3,179,800
74,000	Brunswick Corp.	3,437,300
33,500	Chofu Seisakusho Co. Ltd.	638,794
79,000	Church & Dwight Co. Inc.	5,195,040
20,000	Energizer Holdings Inc.	903,000

		Market
Shares		Value
74,000	Ginko International Co. Ltd.	$ 509,191
2,000	Harley-Davidson Inc.	68,240
147,300	Hunter Douglas NV	9,822,363
2,800	Kobayashi Pharmaceutical Co. Ltd.	190,831
13,000	LCI Industries	868,400
270,000	Marine Products Corp.	4,565,700
9,500	National Presto Industries Inc.	1,110,740
32,000	Newell Brands Inc.	594,880
425,000	Sally Beauty Holdings Inc.†	7,246,250
220,000	Samick Musical Instruments Co. Ltd.	353,916
13,000	Shimano Inc.	1,840,792
2,000	Spectrum Brands Holdings Inc.	84,500
14,250	Steven Madden Ltd.	431,205
150,000	Swedish Match AB	5,908,304
28,000	The Scotts Miracle-Gro Co.	1,720,880
21,400	WD-40 Co.	3,921,764
100,000	Wolverine World Wide Inc.	3,189,000

		55,780,890

	Consumer Services — 2.1%
53,000	Bowlin Travel Centers Inc.†	129,850
2,750	Collectors Universe Inc.	31,240
30,000	GCI Liberty Inc., Cl. A†	1,234,800
17,000	IAC/InterActiveCorp.†	3,111,680
264,000	KAR Auction Services Inc.	12,598,080
20,000	Liberty Expedia Holdings Inc., Cl. A†	782,200
25,000	Liberty TripAdvisor Holdings Inc., Cl. A†	397,250
140,000	Qurate Retail Inc.†	2,732,800
1,160,000	Rollins Inc.	41,876,000

		62,893,900

	Diversified Industrial — 6.5%
15,700	Acuity Brands Inc.	1,804,715
30,000	Aegion Corp.†	489,600
90,000	Albany International Corp., Cl. A	5,618,700
15,000	Altra Industrial Motion Corp.	377,250
153,600	Ampco-Pittsburgh Corp.†	476,160
6,000	Anixter International Inc.†	325,860
73,037	Burnham Holdings Inc., Cl. A	1,015,945
400,000	Crane Co.	28,872,000
140,000	EnPro Industries Inc.	8,414,000
115,000	Greif Inc., Cl. A	4,267,650
117,970	Greif Inc., Cl. B	5,237,868
1,600,000	Griffon Corp.	16,720,000
29,000	Haynes International Inc.	765,600
190,000	Jardine Strategic Holdings Ltd.	6,974,900
8,000	JSP Corp.	156,635
840,000	Katy Industries Inc.†(a)	3,570
180,000	Kimball International Inc., Cl. B	2,554,200
50,000	L.B. Foster Co., Cl. A†	795,000
80,000	Lawson Products Inc.†	2,528,000
94,000	Lincoln Electric Holdings Inc.	7,411,900
59,000	Lindsay Corp.	5,678,750

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
27,000	Lydall Inc.†	$ 548,370
40,221	Matthews International Corp., Cl. A	1,633,777
1,000,000	Myers Industries Inc.	15,110,000
19,000	nVent Electric plc	426,740
126,000	Oil-Dri Corp. of America	3,339,000
120,000	Olin Corp.	2,413,200
309,000	Park-Ohio Holdings Corp.	9,483,210
19,000	Pentair plc	717,820
98,000	Raven Industries Inc.	3,546,620
26,000	Roper Technologies Inc.	6,929,520
90,000	Sonoco Products Co.	4,781,700
57,000	Standex International Corp.	3,829,260
470,042	Steel Connect Inc.†	813,173
285,046	Steel Partners Holdings LP†	3,819,616
17,000	T Hasegawa Co. Ltd.	241,805
8,000	Terex Corp.	220,560
390,000	Textron Inc.	17,936,100
537,000	Tredegar Corp.	8,516,820
260,000	Trinity Industries Inc.	5,353,400
46,000	Ultra Electronics Holdings plc	762,211

		190,911,205

	Educational Services — 0.0%
59,000	Career Education Corp.†	673,780
85,000	Universal Technical Institute Inc.†	310,250

		984,030

	Electronics — 1.8%
192,000	Badger Meter Inc.	9,448,320
281,652	Bel Fuse Inc., Cl. A(a)	3,872,715
545,000	CTS Corp.	14,110,050
500,000	Cypress Semiconductor Corp.	6,360,000
40,000	Daktronics Inc.	296,000
32,000	Dolby Laboratories Inc., Cl. A	1,978,880
1,167	Fortive Corp.	78,959
240,000	Gentex Corp.	4,850,400
40,000	IMAX Corp.†	752,400
70,000	KEMET Corp.	1,227,800
343,000	Park Electrochemical Corp.	6,198,010
60,000	Renesas Electronics Corp.†	273,710
26,300	Sparton Corp.†	478,397
185,000	Stoneridge Inc.†	4,560,250

		54,485,891

	Energy and Utilities — 6.8%
57,000	Avangrid Inc.	2,855,130
110,000	Avista Corp.	4,672,800
220,000	Black Hills Corp.	13,811,600
700,000	Black Ridge Oil and Gas Inc.†	19,180
278,000	Callon Petroleum Co.†	1,804,220
46,000	Chesapeake Utilities Corp.	3,739,800
5,000	Clean Energy Fuels Corp.†	8,600

		Market
Shares		Value
38,000	CMS Energy Corp.	$ 1,886,700
21,000	Connecticut Water Service Inc.	1,404,270
11,000	Consolidated Water Co. Ltd.	128,260
155,000	Covanta Holding Corp.	2,080,100
94,000	Diamondback Energy Inc.	8,713,800
49,000	Dril-Quip Inc.†	1,471,470
400,000	El Paso Electric Co.	20,052,000
80,000	Energy Recovery Inc.†	538,400
195,000	Evergy Inc.	11,070,150
110,000	Hawaiian Electric Industries Inc.	4,028,200
41,111	KLX Energy Services Holdings Inc.†	964,053
23,000	Landis+Gyr Group AG	1,290,518
38,231	Marathon Petroleum Corp.	2,256,011
40,000	Middlesex Water Co.	2,134,000
95,000	National Fuel Gas Co.	4,862,100
15,000	Northwest Natural Holding Co.	906,900
72,000	NorthWestern Corp.	4,279,680
80,000	Oceaneering International Inc.†	968,000
260,000	Otter Tail Corp.	12,906,400
16,000	Patterson-UTI Energy Inc.	165,600
1,245,000	PNM Resources Inc.	51,157,050
72,000	Rowan Companies plc, Cl. A†	604,080
1,970,000	RPC Inc.	19,443,900
20,000	Siemens Gamesa Renewable Energy SA†	243,816
98,000	SJW Group	5,450,760
170,000	Southwest Gas Holdings Inc.	13,005,000
15,000	Spire Inc.	1,111,200
41,000	The York Water Co.	1,314,460
14,000	Vestas Wind Systems A/S	1,057,224

		202,405,432

	Entertainment — 2.9%
23,000	AMC Entertainment Holdings Inc., Cl. A	282,440
50,000	Discovery Inc., Cl. A†	1,237,000
100,000	Discovery Inc., Cl. C†	2,308,000
432,612	Dover Motorsports Inc.	813,310
140,000	Entertainment One Ltd.	636,331
25,000	Eros International plc†	207,250
66,533	Inspired Entertainment Inc.†	319,358
65,000	International Speedway Corp., Cl. A	2,850,900
6,814	International Speedway Corp., Cl. B	303,325
75,000	Liberty Media Corp.- Liberty Braves, Cl. A†	1,870,500
255,000	Liberty Media Corp.- Liberty Braves, Cl. C†	6,346,950
14,000	Lions Gate Entertainment Corp., Cl. A	225,400
36,000	Lions Gate Entertainment Corp., Cl. B	535,680
30,000	Manchester United plc, Cl. A	569,400
96,000	Take-Two Interactive Software Inc.†	9,882,240
124,000	The Madison Square Garden Co., Cl. A†	33,194,800
175,000	Twenty-First Century Fox Inc., Cl. A	8,421,000
154,000	Universal Entertainment Corp.	4,482,095

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
130,000	World Wrestling Entertainment Inc., Cl. A	$9,713,600

		84,199,579

	Environmental Services — 1.0%
115,000	Evoqua Water Technologies Corp.†	1,104,000
380,000	Republic Services Inc.	27,394,200

		28,498,200

	Equipment and Supplies — 9.7%
85,000	A.O. Smith Corp.	3,629,500
510,000	AMETEK Inc.	34,527,000
50,000	AZZ Inc.	2,018,000
10,000	Belden Inc.	417,700
59,000	Chart Industries Inc.†	3,836,770
540,000	CIRCOR International Inc.†	11,502,000
385,062	Core Molding Technologies Inc.	2,737,791
158,000	Crown Holdings Inc.†	6,568,060
2,335	Danaher Corp.	240,785
175,000	Donaldson Co. Inc.	7,593,250
208,000	Entegris Inc.	5,802,160
800,000	Federal Signal Corp.	15,920,000
300,000	Flowserve Corp.	11,406,000
312,000	Franklin Electric Co. Inc.	13,378,560
690,000	Graco Inc.	28,876,500
93,000	IDEX Corp.	11,742,180
390,000	Interpump Group SpA	11,617,915
65,000	Itron Inc.†	3,073,850
31,000	Littelfuse Inc.	5,315,880
55,000	Maezawa Kyuso Industries Co. Ltd.	925,824
80,000	Minerals Technologies Inc.	4,107,200
6,000	MSA Safety Inc.	565,620
755,054	Mueller Industries Inc.	17,638,061
825,000	Mueller Water Products Inc., Cl. A	7,507,500
10,000	Plantronics Inc.	331,000
4,000	Teleflex Inc.	1,033,920
280,000	Tennant Co.	14,590,800
873,500	The Gorman-Rupp Co.	28,310,135
110,000	The Greenbrier Companies Inc.	4,349,400
277,096	The L.S. Starrett Co., Cl. A†	1,449,212
35,000	The Manitowoc Co. Inc.†	516,950
74,000	The Middleby Corp.†	7,602,020
40,000	The Timken Co.	1,492,800
48,000	The Toro Co.	2,682,240
7,500	Valmont Industries Inc.	832,125
33,000	Vicor Corp.†	1,247,070
7,875	Watsco Inc., Cl. B	1,059,503
164,000	Watts Water Technologies Inc., Cl. A	10,582,920

		287,028,201

	Financial Services — 3.9%
10,000	Alleghany Corp.	6,233,200
33,674	Argo Group International Holdings Ltd.	2,264,577

		Market
Shares		Value
9,970	BKF Capital Group Inc.†	$ 115,004
10,000	Canadian Imperial Bank of Commerce	745,400
12,500	Capitol Federal Financial Inc.	159,625
22,000	Crazy Woman Creek Bancorp Inc.	353,100
10,000	Eagle Bancorp Inc.†	487,100
636,000	Energy Transfer LP	8,401,560
125	Farmers & Merchants Bank of Long Beach	962,500
90,000	FCB Financial Holdings Inc., Cl. A†	3,022,200
65,000	Federated Investors Inc., Cl. B	1,725,750
10,300	Fidelity Southern Corp.	268,006
500,093	Flushing Financial Corp.	10,767,002
66,000	FNB Corp.	649,440
670,000	GAM Holding AG	2,628,467
115,000	Hilltop Holdings Inc.	2,050,450
310,000	Hope Bancorp Inc.	3,676,600
455,800	Huntington Bancshares Inc.	5,433,136
480,000	Janus Henderson Group plc	9,945,600
90,000	KeyCorp	1,330,200
750,072	KKR & Co. Inc., Cl. A	14,723,913
150,000	Legg Mason Inc.	3,826,500
8,000	M&T Bank Corp.	1,145,040
13,926	Manning & Napier Inc.	24,510
100,000	Medallion Financial Corp.†	469,000
251,000	Och-Ziff Capital Management Group LLC, Cl. A	230,920
165,000	Oritani Financial Corp.	2,433,750
120,000	PJT Partners Inc., Cl. A	4,651,200
56,000	Pzena Investment Management Inc., Cl. A	484,400
3,000	Rafael Holdings Inc., Cl. B†	23,790
25,000	Sandy Spring Bancorp Inc.	783,500
843	South State Corp.	50,538
20,000	State Auto Financial Corp.	680,800
21,056	State Bank Financial Corp.	454,599
431,887	Sterling Bancorp	7,130,454
11,000	T. Rowe Price Group Inc.	1,015,520
24,000	TFS Financial Corp.	387,120
145,000	The Charles Schwab Corp.	6,021,850
15,000	Thomasville Bancshares Inc.	600,000
40,782	Value Line Inc.	1,060,740
414,000	Waddell & Reed Financial Inc., Cl. A	7,485,120
10,000	Waterloo Investment Holdings Ltd.†(b)	2,500
505,000	Wright Investors’ Service Holdings Inc.†	191,900

		115,096,581

	Food and Beverage — 10.3%
575,000	Arca Continental SAB de CV	3,215,617
112,500	Brown-Forman Corp., Cl. A	5,334,750
28,125	Brown-Forman Corp., Cl. B	1,338,187
21,000	Bull-Dog Sauce Co. Ltd.	385,110
4,000,000	China Tontine Wines Group Ltd.†	64,874
222,000	Chr. Hansen Holding A/S	19,643,244
620,000	Cott Corp.	8,642,800
350,000	Crimson Wine Group Ltd.†	2,738,750
3,800,000	Davide Campari-Milano SpA	32,153,210

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
32,000	Dean Foods Co.	$ 121,920
225,000	Denny’s Corp.†	3,647,250
3,500,000	Dynasty Fine Wines Group Ltd.†(b)	0
110,000	Farmer Brothers Co.†	2,566,300
510,000	Flowers Foods Inc.	9,419,700
118,000	Ingredion Inc.	10,785,200
180,000	ITO EN Ltd.	8,088,135
134,000	Iwatsuka Confectionery Co. Ltd.	4,590,758
23,200	J & J Snack Foods Corp.	3,354,488
146,000	Kameda Seika Co. Ltd.	6,600,338
100,000	Keurig Dr Pepper Inc.	2,564,000
1,235,000	Kikkoman Corp.	66,592,309
87,000	Lifeway Foods Inc.†	163,560
1,132,000	Maple Leaf Foods Inc.	22,661,559
6,000	MEIJI Holdings Co. Ltd.	490,489
50,000	MGP Ingredients Inc.	2,852,500
90,000	Morinaga Milk Industry Co. Ltd.	2,529,082
27,000	National Beverage Corp.	1,937,790
85,000	Nissin Foods Holdings Co. Ltd.	5,351,033
1,000	Nutrisystem Inc.	43,880
260,000	Post Holdings Inc.†	23,173,800
310,000	Rock Field Co. Ltd.	4,692,213
24,500	The Boston Beer Co. Inc., Cl. A†	5,900,580
392,000	The Hain Celestial Group Inc.†	6,217,120
78,000	The J.M. Smucker Co.	7,292,220
800,000	Tingyi (Cayman Islands) Holding Corp.	1,068,642
335,000	Tootsie Roll Industries Inc.	11,189,000
81,000	United Natural Foods Inc.†	857,790
22,000	Vina Concha Y Toro SA, ADR	858,812
1,400,000	Vitasoy International Holdings Ltd.	5,336,824
20,000	Willamette Valley Vineyards Inc.†	137,800
150,000	Yakult Honsha Co. Ltd.	10,565,211

		305,166,845

	Health Care — 6.1%
41,000	Achaogen Inc.†	50,430
5,000	Align Technology Inc.†	1,047,150
7,000	Allergan plc	935,620
45,000	AngioDynamics Inc.†	905,850
6,000	Anika Therapeutics Inc.†	201,660
10,000	Bio-Rad Laboratories Inc., Cl. A†	2,322,200
18,000	Bruker Corp.	535,860
100,000	Cantel Medical Corp.	7,445,000
35,500	Cardiovascular Systems Inc.†	1,011,395
90,000	Chemed Corp.	25,495,200
57,000	CONMED Corp.	3,659,400
460,000	Cutera Inc.†	7,829,200
60,000	DexCom Inc.†	7,188,000
93,000	Evolent Health Inc., Cl. A†	1,855,350
12,000	Global Blood Therapeutics Inc.†	492,600
192,000	Globus Medical Inc., Cl. A†	8,309,760

		Market
Shares		Value
86,000	Henry Schein Inc.†	$ 6,752,720
4,000	Heska Corp.†	344,400
40,500	ICU Medical Inc.†	9,300,015
20,000	Lexicon Pharmaceuticals Inc.†	132,800
30,000	LivaNova plc†	2,744,100
107,000	Masimo Corp.†	11,488,590
8,000	Melinta Therapeutics Inc.†	6,342
180,000	Meridian Bioscience Inc.	3,124,800
25,733	Neogen Corp.†	1,466,781
150,000	NuVasive Inc.†	7,434,000
25,500	Nuvectra Corp.†	416,670
18,000	Ophthotech Corp.†	21,600
176,000	OPKO Health Inc.†	529,760
158,000	Orthofix Medical Inc.†	8,293,420
48,900	Owens & Minor Inc.	309,537
5,000	Pain Therapeutics Inc.†	4,250
48,000	Patterson Cos. Inc.	943,680
574,000	Quidel Corp.†	28,022,680
200,000	RTI Surgical Inc.†	740,000
25,000	Seikagaku Corp.	284,887
53,500	STERIS plc	5,716,475
2,100	Straumann Holding AG	1,320,378
3,000	Stryker Corp.	470,250
36,000	SurModics Inc.†	1,701,360
32,000	Teladoc Health Inc.†	1,586,240
74,000	Tetraphase Pharmaceuticals Inc.†	83,620
24,000	The Cooper Companies Inc.	6,108,000
45,000	United-Guardian Inc.	825,300
383,000	Wright Medical Group NV†	10,425,260

		179,882,590

	Home Furnishings — 0.4%
276,500	Bassett Furniture Industries Inc.	5,541,060
20,000	Ethan Allen Interiors Inc.	351,800
170,000	La-Z-Boy Inc.	4,710,700

		10,603,560

	Hotels and Gaming — 3.9%
25,000	Belmond Ltd., Cl. A†	625,750
495,000	Boyd Gaming Corp.	10,286,100
190,000	Canterbury Park Holding Corp.	2,642,900
72,700	Churchill Downs Inc.	17,734,438
125,000	Dover Downs Gaming & Entertainment Inc.†	346,250
168,000	Formosa International Hotels Corp.	737,873
550,000	Full House Resorts Inc.†	1,111,000
110,000	Gaming and Leisure Properties Inc., REIT	3,554,100
1,000,000	Genting Singapore Ltd.	715,360
171,000	Golden Entertainment Inc.†	2,739,420
75,000	International Game Technology plc	1,097,250
164,000	Las Vegas Sands Corp.	8,536,200
3,000,000	Mandarin Oriental International Ltd.	6,120,000
128,700	Penn National Gaming Inc.†	2,423,421
545,000	Ryman Hospitality Properties Inc., REIT	36,346,050

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
2,950,000	The Hongkong & Shanghai Hotels Ltd.	$ 4,181,725
380,000	The Marcus Corp.	15,010,000
22,000	Wynn Resorts Ltd.	2,176,020

		116,383,857

	Machinery — 1.6%
462,000	Astec Industries Inc.	13,947,780
1,700,000	CNH Industrial NV	15,657,000
2,000	Disco Corp.	234,478
230,000	Kennametal Inc.	7,654,400
6,000	Nordson Corp.	716,100
173,000	The Eastern Co.	4,183,140
200,000	Twin Disc Inc.†	2,950,000
114,000	Welbilt Inc.†	1,266,540

		46,609,438

	Manufactured Housing and Recreational Vehicles — 0.5%
90,200	Cavco Industries Inc.†	11,760,276
87,100	Nobility Homes Inc.	1,742,000
85,000	Skyline Champion Corp.	1,248,650
55,000	Winnebago Industries Inc.	1,331,550

		16,082,476

	Metals and Mining — 0.9%
275,000	Allegheny Technologies Inc.†	5,986,750
25,000	Barrick Gold Corp.	338,500
135,000	Century Aluminum Co.†	986,850
25,500	Constellium NV, Cl. A†	178,245
45,000	Ivanhoe Mines Ltd., Cl. A†	78,120
135,000	Kinross Gold Corp.†	437,400
320,000	Materion Corp.	14,396,800
385,000	TimkenSteel Corp.†	3,364,900
211,000	Turquoise Hill Resources Ltd.†	348,150
15,000	Yamana Gold Inc.	35,400

		26,151,115

	Paper and Forest Products — 0.0%
16,000	Schweitzer-Mauduit International Inc.	400,800

	Publishing — 0.9%
3,000	Graham Holdings Co., Cl. B	1,921,740
35,000	Il Sole 24 Ore SpA†	15,238
12,000	John Wiley & Sons Inc., Cl. B	561,840
60,000	Meredith Corp.	3,116,400
65,000	News Corp., Cl. A	737,750
1,290,000	The E.W. Scripps Co., Cl. A	20,291,700

		26,644,668

	Real Estate — 1.5%
79,000	Capital Properties Inc., Cl. A	1,194,875
184,000	Cohen & Steers Inc.	6,314,880
272,600	Griffin Industrial Realty Inc.(a)	8,695,940
6,967	Gyrodyne LLC†	129,969
19,500	Lamar Advertising Co., Cl. A, REIT	1,349,010

		Market
Shares		Value
98,500	Morguard Corp.	$ 12,699,227
32,000	New Senior Investment Group Inc., REIT	131,840
99,995	Reading International Inc., Cl. A†	1,453,927
2,537	Reading International Inc., Cl. B†	77,252
24,000	Seritage Growth Properties, Cl. A, REIT	775,920
190,000	Tejon Ranch Co.†	3,150,200
620,000	The St. Joe Co.†	8,165,400

		44,138,440

	Retail — 5.2%
232,000	Aaron’s Inc.	9,755,600
200,000	AutoNation Inc.†	7,140,000
21,024	Barnes & Noble Education Inc.†	84,306
34,000	Barnes & Noble Inc.	241,060
64,000	Big 5 Sporting Goods Corp.	165,760
2,350	Biglari Holdings Inc., Cl. A†	1,381,025
22,400	Biglari Holdings Inc., Cl. B†	2,544,192
143,000	Casey’s General Stores Inc.	18,324,020
164,000	Copart Inc.†	7,835,920
2,500	Dunkin’ Brands Group Inc.	160,300
107,000	GNC Holdings Inc., Cl. A†	253,590
990,000	Hertz Global Holdings Inc.†	13,513,500
665,000	Ingles Markets Inc., Cl. A	18,101,300
95,000	J.C. Penney Co. Inc.†	98,800
79,000	Lands’ End Inc.†	1,122,590
170,000	Macy’s Inc.	5,062,600
85,000	Movado Group Inc.	2,687,700
14,000	Murphy USA Inc.†	1,072,960
157,000	Nathan’s Famous Inc.	10,432,650
100,000	Penske Automotive Group Inc.	4,032,000
100,000	Pets at Home Group plc	147,599
1,750,000	Rite Aid Corp.†	1,239,525
290,000	Rush Enterprises Inc., Cl. B	10,324,000
4,000	Salvatore Ferragamo SpA	80,913
17,000	Sprouts Farmers Market Inc.†	399,670
400,000	The Cheesecake Factory Inc.	17,404,000
192,500	Tractor Supply Co.	16,062,200
47,000	Village Super Market Inc., Cl. A	1,256,780
100,000	Vitamin Shoppe, Inc.†	474,000
57,000	Weis Markets Inc.	2,723,460
600	Winmark Corp.	95,400

		154,217,420

	Specialty Chemicals — 3.3%
90,000	Albemarle Corp.	6,936,300
71,000	Ashland Global Holdings Inc.	5,038,160
2,155,000	Ferro Corp.†	33,790,400
170,012	GCP Applied Technologies Inc.†	4,173,795
91,200	General Chemical Group Inc.†	730
305,000	H.B. Fuller Co.	13,014,350
54,000	Hawkins Inc.	2,211,300
138,000	Huntsman Corp.	2,662,020
15,600	NewMarket Corp.	6,428,604

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Schedule of Investments (Continued) — December 31, 2018 (Unaudited)

		Market
Shares		Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
300,200	OMNOVA Solutions Inc.†	$2,200,466
135,000	Platform Specialty Products Corp.†	1,394,550
12,000	Quaker Chemical Corp.	2,132,520
215,000	Sensient Technologies Corp.	12,007,750
26,102	SGL Carbon SE†	182,279
10,000	Takasago International Corp.	307,468
300,000	Valvoline Inc.	5,805,000

		98,285,692

	Telecommunications — 1.6%
73,000	ATN International Inc.	5,221,690
458,000	Cincinnati Bell Inc.†	3,563,240
61,000	Consolidated Communications Holdings Inc.	602,680
175,200	Gogo Inc.†	523,848
280,010	HC2 Holdings Inc.†	739,226
6,000	IDT Corp., Cl. B†	37,140
120,000	Iridium Communications Inc.†	2,214,000
110,000	Liberty Latin America Ltd., Cl. A†	1,592,800
270,000	Liberty Latin America Ltd., Cl. C†	3,933,900
55,000	Loral Space & Communications Inc.†	2,048,750
11,600	NII Holdings Inc.†	51,156
130,000	Nuvera Communications Inc.	2,377,700
40,000	Pharol SGPS SA†	7,479
115,000	Rogers Communications Inc., Cl. B	5,894,900
202,000	Shenandoah Telecommunications Co.	8,938,500
830,000	Sprint Corp.†	4,830,600
831,000	VEON Ltd., ADR	1,944,540
22,000	Verizon Communications Inc.	1,236,840
10,000	Windstream Holdings Inc.†	20,900

		45,779,889

	Transportation — 1.2%
490,000	GATX Corp.	34,696,900
20,000	Irish Continental Group plc	100,769
165,000	Navigator Holdings Ltd.†	1,551,000

		36,348,669

	Wireless Communications — 0.3%
105,000	Millicom International Cellular SA, SDR	6,652,131
62,000	United States Cellular Corp.†	3,222,140

		9,874,271

	TOTAL COMMON STOCKS	2,946,558,657

	CLOSED-END FUNDS — 0.1%
75,000	MVC Capital Inc.	615,750
84,960	The Central Europe, Russia, and Turkey Fund Inc.	1,867,421

		Market
Shares		Value
31,977	The European Equity Fund Inc.	$247,182
119,278	The New Germany Fund Inc.	1,395,553

	TOTAL CLOSED-END FUNDS	4,125,906

	PREFERRED STOCKS — 0.3%
	Automotive: Parts and Accessories — 0.1%
135,000	Jungheinrich AG	3,532,809

	Financial Services — 0.2%
185,000	Steel Partners Holdings LP Ser. A, 6.000%	3,925,700

	TOTAL PREFERRED STOCKS	7,458,509

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Business Services — 0.0%
14,747	Trans-Lux Pfd., Ser. B, 6.000%(a)	128,889

	RIGHTS — 0.0%
	Entertainment — 0.0%
1,680,000	Media General Inc., CVR†(b)	2

	Health Care — 0.0%
290,000	Sanofi, CVR†	139,200

	Specialty Chemicals — 0.0%
65,000	A. Schulman Inc. CVR†(b)	130,000

	TOTAL RIGHTS	269,202

Principal
Amount

	CONVERTIBLE CORPORATE BONDS — 0.0%
	Telecommunications — 0.0%
$ 280,000	Gogo Inc., 6.000%, 05/15/22	244,524

	TOTAL INVESTMENTS — 100.0% (Cost $1,414,063,155)	$2,958,785,687

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 12/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aviation: Parts and Services	$126,303,345	$1,273,057	—	$127,576,402
Broadcasting	48,307,516	963,000	—	49,270,516
Consumer Services	62,764,050	129,850	—	62,893,900
Diversified Industrial	190,907,635	3,570	—	190,911,205
Entertainment	83,896,254	303,325	—	84,199,579
Equipment and Supplies	285,968,698	1,059,503	—	287,028,201
Financial Services	114,379,077	715,004	$2,500	115,096,581
Food and Beverage	304,308,033	858,812	0	305,166,845
Manufactured Housing and Recreational Vehicles	14,340,476	1,742,000	—	16,082,476
Real Estate	42,736,344	1,402,096	—	44,138,440
Specialty Chemicals	98,284,962	730	—	98,285,692
Other Industries (a)	1,565,908,820	—	—	1,565,908,820
Total Common Stocks	2,938,105,210	8,450,947	2,500	2,946,558,657
Closed-End Funds	4,125,906	—	—	4,125,906
Convertible Corporate Bonds (a)	—	244,524	—	244,524
Preferred Stocks (a)	7,458,509	—	—	7,458,509
Convertible Preferred Stocks (a)	—	128,889	—	128,889
Rights (a)	139,200	—	130,002	269,202
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,949,828,825	$8,824,360	$132,502	$2,958,785,687

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models,

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin”. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2018, the Fund held no investments in futures contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes

The Gabelli Small Cap Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI SMALL CAP GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e info@gabelli.com

   GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB443Q418QR

The Gabelli Focus Five Fund

First Quarter Report — December 31, 2018

To Our Shareholders,

For the quarter ended December 31, 2018, the net asset value (NAV) per Class I Share of The Gabelli Focus Five Fund decreased 21.4% compared with the Fund’s benchmark, the Blended Index, which decreased 15.6%. The Blended Index consists of 50% of the Russell 2500 Index, 25% of the Russell 1000 Index, and 25% of the MSCI AC World Ex-U.S. Index. Other classes of shares are available. See below for performance information for all classes.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Average Annual Returns through December 31, 2018 (a)(b) (Unaudited)

	Quarter	1 Year	3 Year	5 Year	Since January 1, 2012(c)		10 Year	Since Inception (12/31/02)
Class I (GWSIX)	(21.38)%	(25.11)%	(3.62)%	(4.11)%	4.32%		7.60%	5.71%
Class AAA (GWSVX)	(21.40)	(25.28)	(3.86)	(4.35)	4.06		7.31	5.52
Russell 2500 Index	(18.49)	(10.00)	7.32	5.15	10.97	(d)	13.15	10.25
Russell 1000 Index	(13.82)	(4.78)	9.09	8.21	12.01		13.28	9.18
MSCI AC World Ex-U.S. Index	(11.41)	(13.78)	4.98	1.14	3.45		7.06	7.63
Blended Index	(15.57)	(9.66)	7.17	4.88	8.74		11.63	9.32
Class A (GWSAX)	(21.40)	(25.30)	(3.88)	(4.35)	4.06		7.32	5.54
With sales charge (e)	(25.92)	(29.59)	(5.76)	(5.48)	3.19		6.69	5.14
Class C (GWSCX)	(21.56)	(25.90)	(4.59)	(5.07)	3.28		6.52	4.77
With contingent deferred sales charge (f)	(22.35)	(26.64)	(4.59)	(5.07)	3.28		6.52	4.77

In the current prospectuses dated January 28, 2019, the expense ratios for Class AAA, A, C, and I Shares are 1.53%, 1.53%, 2.28%, and 1.28%, respectively. Class AAA and Class I Shares have no sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for period of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class I Shares on January 11, 2008. The actual performance of Class I Shares would have been higher due to lower expenses associated with this class of shares. The Russell 2500 Index is a market capitalization weighted index of 2,500 U.S. traded stocks of small and mid capitalization stocks. The Russell 1000 Index is a market capitalization weighted index of 1,000 U.S. traded large capitalization stocks. The Morgan Stanley Capital International All Country World Index excluding the U.S. (MSCI ACWI Ex-U.S.) is a market capitalization weighted index of small, mid, and large capitalization stocks across developed and emerging markets, excluding U.S. stocks. The Blended Index consists of 50% Russell 2500 Index, 25% Russell 1000 Index, and 25% MSCI ACWI Ex-U.S. Index. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends September 30.

(c)   On January 1, 2012, the Fund began operating under its current name.

(d)  Russell 2500 Index performance is as of December 31, 2011.

(e)  Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(f) Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Focus Five Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.8%
	Automotive: Parts and Accessories — 5.7%
55,000	Aptiv plc	$3,386,350

	Building and Construction — 8.9%
150,000	Herc Holdings Inc.†	3,898,500
90,000	PGT Innovations Inc.†	1,426,500

		5,325,000

	Cable and Satellite — 8.4%
27,500	EchoStar Corp., Cl. A†	1,009,800
135,000	Liberty Media Corp.- Liberty Formula One, Cl. A†	4,012,200

		5,022,000

	Computer Software and Services — 8.1%
2,075	Alphabet Inc., Cl. C†	2,148,891
425,000	Internap Corp.†	1,763,750
5,000	ServiceNow Inc.†	890,250

		4,802,891

	Consumer Services — 5.4%
40,000	GCI Liberty Inc., Cl. A†	1,646,400
500,000	Groupon Inc.†	1,600,000

		3,246,400

	Diversified Industrial — 5.3%
30,000	Colfax Corp.†.	627,000
42,500	EnPro Industries Inc.	2,554,250

		3,181,250

	Energy and Utilities — 4.0%
77,500	California Resources Corp.†	1,320,600
100,000	Patterson-UTI Energy Inc.	1,035,000

		2,355,600

	Entertainment — 2.7%
200,000	Pandora Media Inc.†	1,618,000

	Equipment and Supplies — 6.8%
75,000	CIRCOR International Inc.†	1,597,500
270,000	Mueller Water Products Inc., Cl. A	2,457,000

		4,054,500

Shares		Market Value
	Financial Services — 2.2%
55,000	Synchrony Financial	$1,290,300

	Food and Beverage — 10.9%
87,500	Maple Leaf Foods Inc.	1,751,666
60,000	Mondelēz International Inc., Cl. A	2,401,800
26,000	Post Holdings Inc.†	2,317,380

		6,470,846

	Health Care Equipment and Services — 13.1%
2,188,370	BioScrip Inc.†	7,812,481

	Hotels and Gaming — 7.1%
175,000	MGM Resorts International	4,245,500

	Pharmaceuticals — 3.4%
15,000	Allergan plc	2,004,900

	Retail — 3.9%
100,000	PetIQ Inc.†	2,347,000

	Telecommunications — 3.9%
85,000	CenturyLink Inc.	1,287,750
350,000	Gogo Inc.†	1,046,500

		2,334,250

	TOTAL COMMON STOCKS	59,497,268

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$90,000	U.S. Treasury Bill, 2.378%††, 03/07/19	89,620

	TOTAL INVESTMENTS — 100.0% (Cost $60,084,744)	$59,586,888

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

2

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined the Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

3

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2018, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$59,497,268	—	$59,497,268
U.S. Government Obligations	—	$89,620	89,620
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$59,497,268	$89,620	$59,586,888

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another

4

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2018, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of- the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At December 31, 2018, the Fund held no option positions.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange

5

The Gabelli Focus Five Fund

Notes to Schedule of Investments (Unaudited) (Continued)

rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

6

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Daniel M. Miller has been the portfolio manager of The Gabelli Focus Five Fund since inception of the investment strategy on January 1, 2012. He is also a Managing Director of GAMCO Investors, Inc. Mr. Miller joined the Firm in 2002 and graduated magna cum laude with a degree in finance from the University of Miami in Coral Gables, Florida.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI FOCUS FIVE FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS
Mario J. Gabelli, CFA	Anthonie C. van Ekris
Chairman and	Chairman,
Chief Executive Officer,	BALMAC International, Inc.
GAMCO Investors, Inc.,
Executive Chairman,	Salvatore J. Zizza
Associated Capital Group, Inc.	Chairman,
Zizza & Associates Corp.
Anthony J. Colavita
President,	OFFICERS
Anthony J. Colavita, P.C.	Bruce N. Alpert
President
Vincent D. Enright
Former Senior Vice	John C. Ball
President and Chief	Treasurer
Financial Officer,
KeySpan Corp.	Agnes Mullady
Vice President
John D. Gabelli
Senior Vice President,	Andrea R. Mango
G.research, LLC	Secretary

Robert J. Morrissey	Richard J. Walz
Partner, Morrissey, Hawkins & Lynch	Chief Compliance Officer DISTRIBUTOR
Kuni Nakamura	G.distributors, LLC
President,
Advanced Polymer, Inc.	CUSTODIAN
State Street Bank and Trust
Anthony R. Pustorino	Company
Certified Public Accountant,
Professor Emeritus,	TRANSFER AGENT AND
Pace University	DIVIDEND DISBURSING AGENT
DST Asset Manager
Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Focus Five Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB840Q418QR

The Gabelli Global Financial Services Fund

First Quarter Report — December 31, 2018

To Our Shareholders,

For the quarter ended December 31, 2018, the since inception performance for the net asset value (NAV) per Class AAA Share of The Gabelli Global Financial Services Fund decreased 13.7% compared with decreases of 13.7% and 13.5% for the Morgan Stanley Capital International (MSCI) World Financials Index and the Standard & Poor’s (S&P) 500 Index, respectively. Other classes of shares are available. See below for performance information for all classes.

Enclosed is the schedule of investments as of December 31, 2018.

Comparative Results

Total Returns through December 31, 2018 (a) (b) (Unaudited)	Since
Inception (10/1/18)
Class AAA (GAFSX)	(13.71)%
MSCI World Financials Index	(13.74)
S&P 500 Index	(13.52)
Class A (GGFSX)	(13.72)
With sales charge (c)	(18.68)
Class C (GCFSX)	(13.88)
With contingent deferred sales charge (d)	(14.62)
Class I (GFSIX)	(13.76)

In the current prospectuses dated January 28, 2019, the gross expense ratios for Class AAA, A, C, and I Shares are 2.38%, 2.38%, 3.13%, and 2.13%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the Adviser) are 1.25%, 1.25%, 2.00%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The MSCI World Financials Index captures large and mid cap securities in the Financials sector across 23 Developed Markets countries. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. You cannot invest directly in an index.

(b)  The Fund’s fiscal year ends September 30.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Global Financial Services Fund

Schedule of Investments — December 31, 2018 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.4%
	Automobiles — 9.6%
9,300	Daimler AG	$489,193
40,500	Ford Motor Co.	309,825
2,100	Toyota Motor Corp., ADR	243,768

		1,042,786

	Banks — 19.5%
65,000	Commerzbank AG†	430,682
71,000	Dah Sing Financial Holdings Ltd.	350,897
18,800	Japan Post Bank Co. Ltd.	207,545
29,700	Mediobanca Banca di Credito Finanziario SpA	250,996
1,570	Shinhan Financial Group Co. Ltd.	55,720
8,300	Shinhan Financial Group Co. Ltd., ADR	294,567
22,500	Shinsei Bank Ltd.	268,715
21,700	UniCredit SpA	245,993

		2,105,115

	Building and Construction — 5.6%
2,600	Cavco Industries Inc.†	338,988
22,000	Legacy Housing Corp.†	262,460

		601,448

	Consumer Finance — 5.4%
25,900	Ally Financial Inc.	586,894

	Diversified Banks — 17.4%
176,000	Barclays plc	337,661
39,500	Credit Agricole SA	426,775
130,000	Royal Bank of Scotland Group plc	359,068
10,700	Societe Generale SA	341,060
54,000	Standard Chartered plc	419,371

		1,883,935

	Institutional Brokerage — 6.7%
59,100	Daiwa Securities Group Inc.	300,124
24,400	Jefferies Financial Group Inc.	423,584

		723,708

	Institutional Trust, Fiduciary, and Custody — 4.3%
9,800	The Bank of New York Mellon Corp.	461,286

Shares		Market Value
	Investment Companies — 2.2%
140,935	Atlas Mara Ltd.†	$233,952

	Investment Management — 11.0%
3,100	Diamond Hill Investment Group Inc.	463,295
15,500	Franklin Resources Inc.	459,730
7,700	Westwood Holdings Group Inc.	261,800

		1,184,825

	Life Insurance — 7.4%
76,000	Aegon NV	355,187
11,100	NN Group NV	442,581

		797,768

	Real Estate — 3.8%
79,000	Hang Lung Group Ltd.	201,170
42,000	Henderson Land Development Co. Ltd.	209,182

		410,352

	Reinsurance — 2.5%
6,400	Aspen Insurance Holdings Ltd.	268,736

	TOTAL COMMON STOCKS	10,300,805

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.6%
$495,000	U.S. Treasury Bill, 2.376%††, 03/14/19	492,678

	TOTAL INVESTMENTS — 100.0% (Cost $12,451,285)	$10,793,483

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The Gabelli Global Financial Services Fund

Notes to Schedule of Investments (Unaudited)

The Gabelli Global Financial Services Fund (the Fund) is a series of the Gabelli Equity Series Funds, Inc. (the Corporation). The Corporation was incorporated on July 25, 1991 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and one of four separately managed portfolios of the Corporation. The Fund seeks to provide capital appreciation. The Fund commenced investment operations on October 1, 2018.

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

3

The Gabelli Global Financial Services Fund

Notes to Schedule of Investments (Unaudited) (Continued)

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At December 31, 2018, the Fund did not hold any Level 3 securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/18
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$10,300,805	—	$10,300,805
U.S. Government Obligations	—	$492,678	492,678
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,300,805	$492,678	$10,793,483

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

4

The Gabelli Global Financial Services Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2018, the Fund held no restricted securities.

Tax Information. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

5

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Ian Lapey has been the portfolio manager of The Gabelli Global Financial Services Fund since inception of the investment strategy on October 1, 2018. Prior to joining Gabelli, Mr. Lapey was a Research Analyst and Partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a Partner, Research Analyst, and a Portfolio Manager at Third Avenue Management. Mr. Lapey holds an MBA in Finance and Statistics from the Stern School of Business at New York University. He also holds a Masters degree in Accounting from Northeastern University and a BA in Economics from Williams College.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

Gabelli Equity Series Funds, Inc.

THE GABELLI GLOBAL FINANCIAL SERVICES FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS	Anthonie C. van Ekris
Mario J. Gabelli, CFA	Chairman,
Chairman and	BALMAC International, Inc.
Chief Executive Officer,	Salvatore J. Zizza
GAMCO Investors, Inc.	Chairman,
Executive Chairman,	Zizza & Associates Corp.

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice

President and Chief

Financial Officer,

KeySpan Corp.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust

Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Financial Services Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3630Q418QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Equity Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 2/26/2019

By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 2/26/2019

* Print the name and title of each signing officer under his or her signature.